Debt - Schedule of Fair Value (FY) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Carrying Amount [Member]
Debt Instrument [Line Items]
Fair value	$ 4,932	$ 980
Fair Value [Member]
Debt Instrument [Line Items]
Fair value	$ 5,044	$ 894